Summary of Accounting Principles Accounting Pronouncements (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
ASU 2016-16 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This ASU requires the income tax consequences of an intra-entity transfer of an asset, other than inventory, to be recognized when the transfer occurs. Two common examples of assets included in the scope of this update are intellectual property and property, plant, and equipment. The provisions of this ASU are effective for years beginning after December 15, 2017, with early adoption permitted. We are currently evaluating the impact of this ASU.
ASU 2016-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU is intended to reduce diversity in practice in presentation and classification of certain cash receipts and cash payments by providing guidance on eight specific cash flow issues, including requirements that 1) cash payments for debt prepayment or debt extinguishment costs be classified as cash outflows for financing activities; and 2) for cash receipts and payments that have aspects of more than one class of cash flows, each separately identifiable source or use within the cash receipts and payments should be classified on the basis of their underlying nature in financing, investing, or operating activities. Cash flow amounts for all periods presented have been updated to comply with the retrospective transition method, required by these ASUs upon adoption. As discussed in Note 9, for the year ended December 31, 2016, approximately $164 million in debt extinguishment costs have been classified as financing cash outflows in accordance with these updates. Additionally, cash flows provided by operating activities of continuing operations, attributable to changes in inventories and contracts in progress, and cash flows used in investing activities of continuing operations attributable to increases in customer financing assets for the year ended December 31, 2015 increased by approximately $78 million as a result of the required retrospective transition method of these updates. Other updates made as a result of adoption of these ASUs had an immaterial impact to the Consolidated Statement of Cash Flows.
ASU 2016-18 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This ASU requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The provisions of ASU 2016-15 and ASU 2016-18 are effective for years beginning after December 15, 2017, with early adoption permitted. We have elected to early adopt the requirements of these ASUs effective December 31, 2016.
ASU 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In March 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which amends the accounting for employee share-based payment transactions to require recognition of the tax effects resulting from the settlement of stock-based awards as income tax expense or benefit in the income statement in the reporting period in which they occur. The ASU also requires that all tax-related cash flows resulting from share-based payments, including the excess tax benefits related to the settlement of stock-based awards, be classified as cash flows from operating activities, and that cash paid by directly withholding shares for tax withholding purposes be classified as a financing activity in the statement of cash flows. In addition, the ASU also allows companies to make an accounting policy election to either estimate the number of awards that are expected to vest, consistent with current U.S. GAAP, or account for forfeitures when they occur. The new standard is effective for annual reporting periods beginning after December 15, 2016 with early adoption permitted. We elected to early adopt the requirements of the amended standard in the third quarter of 2016 and are therefore required to report the impacts as though adopted on January 1, 2016. Accordingly, we recognized additional income tax benefits of approximately $22 million for the year ended December 31, 2016. In addition, we recognized the additional income tax benefits and cash paid by directly withholding shares for tax withholding purposes of approximately $19 million for the year ended December 31, 2016 as an increase in net cash flows provided by operating activities of continuing operations, and an increase in net cash flows used in financing activities of continuing operations. There is no change to our accounting policy with respect to estimation of forfeitures.
ASU 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In February 2016, the FASB issued ASU 2016- 02, Leases (Topic 842). The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the Consolidated Statement of Operations. In addition, this standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor doesn’t convey risks and rewards or control, the lease is treated as operating. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases and lessors for sales-type, direct financing, and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. While we are still evaluating the impact of our pending adoption of the new standard on our consolidated financial statements, we expect that upon adoption we will recognize ROU assets and lease liabilities and that the amounts could be material. We do not expect the ASU to have a material impact on our cash flows or results of operations.
ASU 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income	$ (22)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(19)
ASU 2016-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ (78)